Goodwill	12 Months Ended
Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [abstract]
Goodwill

7.    Goodwill

Changes in the carrying amount of goodwill during the years ended December 31, are as follows:

	January 1,	Impairment	Exchange	December 31,	Impairment	Exchange	December 31,
	2019	(Note 25.5)	differences	2019	(Note 25.5)	differences	2020
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Globe Specialty Metals, Inc.	202,848	(174,008)	862	29,702	—	—	29,702
Total	202,848	(174,008)	862	29,702	—	—	29,702

In accordance with the requirements of IAS 36, goodwill is tested for impairment annually and is tested for impairment between annual tests if a triggering event occurs that would indicate the carrying amount of a cash-generating unit may be impaired. Impairment testing for goodwill is done at a cash-generating unit level, and the Company performs its annual impairment test at the end of the annual reporting period (December 31). The estimate of the recoverable value of the cash-generating units requires significant judgment in evaluation of overall market conditions, estimated future cash flows, discount rates and other factors, and are calculated based on management’s business plans.

On December 23, 2015, Ferroglobe PLC consummated the acquisition of 100% of the equity interests of Globe Specialty Metals, Inc. (GSM) and subsidiaries and FerroAtlántica. This Business Combination was accounted for using the acquisition method of accounting for business combinations under IFRS 3 Business Combinations, with FerroAtlántica treated as the accounting acquirer and GSM as the acquiree. The excess of the cost of acquisition over the Company’s interest in the fair value of the identifiable assets and liabilities assumed at the date of acquisition was recorded as goodwill.

During the year ended December 31, 2020, in connection with our annual goodwill impairment test, the Company did not recognize an impairment charge.

During the year ended December 31, 2019, the Company recognized an impairment charge of $174,008 thousand related to the complete impairment of goodwill in Canada and partial impairment of goodwill in the United States, resulting from a decline in future estimated projections and increase of the discount rate which caused the Company to revise its expected future cash flows from its Canadian and United States business operations. The impairment charge was recorded within the Electrometallurgy – North America reportable segment.

Ferroglobe operates in a cyclical market, and silicon and silicon-based alloy index pricing and foreign import pressure into the U.S. and Canadian markets impact the future projected cash flows used in our impairment analysis. Recoverable value was estimated based on discounted cash flows. Estimates under the Company’s discounted income based approach involve numerous variables including anticipated sales price and volumes, cost structure, discount rates and long term growth that are subject to change as COVID-19 recoverability and new strategic plan, and therefore could impact fair values in the future. As of December 31, 2020, and 2019 the remaining goodwill for the U.S cash-generating units is $29,702 thousand and nil, respectively.

Key assumptions used in the determination of recoverable value

In determining the asset recoverability through value in use, management makes estimates, judgments and assumptions on uncertain matters. For each cash-generating unit, the value in use is determined based on economic assumptions and forecasted operating conditions as follows:

	2020		2019
	U.S.	Canada	U.S.	Canada
Weighted average cost of capital	10.3%	—%	11.1%	11.5%
Long-term growth rate	2.0%	—%	2.0%	2.0%
Normalized tax rate	21.0%	—%	21.0%	26.6%

The Company has defined a financial model which considers the revenues, expenditures, cash flows, net tax payments and capital expenditures on a five year period (2021 2025), and perpetuity beyond this period. The financial projections to determine the net present value of future cash flows are modeled considering the principal variables that determine the historic flows of each group of cash-generating unit including prices, volumes, costs, CAPEX and net working capital.  The Company has also factored in the assumptions market recoverability, COVID and the new strategic plan.

The long-term growth rate is based on long-term average growth rate in the US.

Sensitivity to changes in assumptions

Changing management’s assumptions, could significantly affect the evaluation of the value in use of our cash generating units and, therefore, the impairment result. As of December 31, 2020, there is $96,032 thousand headroom between the carrying value of US cash generating unit including goodwill and its recoverable value. The following changes to the assumptions used in the impairment test lead to the following changes in recoverable value:

		Excess of	Sensitivity on		Sensitivity on		Sensitivity on
		recoverable	discount rate		long-term growth rate		cash flows
		value over	Decrease	Increase	Decrease	Increase	Decrease	Increase
	Goodwill	carrying value	by 10%	by 10%	by 10%	by 10%	by 10%	by 10%
	(in millions of US$)
Electrometallurgy - U.S.	29.7	96.0	59.4	(46.5)	(6.8)	7.1	(86.6)	86.6
Total	29.7